INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Income Tax Contingency [Line Items]
Recognizes interest and penalties accrued	¥ 5,098	$ 784	¥ 4,932	¥ 4,534
Unrecognized tax benefits reversed	7,667		1,827	614	$ 1,178
Accrued interest and penalties	¥ 7,420		9,989	¥ 6,884	1,140
Statute of limitation period	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings.	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings.
Net operating losses	¥ 226,617				34,830
Cumulative temporary differences of investments in foreign subsidiaries	255,333		448,176		39,244
Unrecognized deferred tax liabilities	¥ 25,533		¥ 44,818		$ 3,924
Entitlement Of Income Tax Refund, Description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2014	2014
Net operating losses expiration year	2018	2018
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2017	2017
Net operating losses expiration year	2022	2022